Derivative Instruments (Summary of Derivative Instruments in Condensed Consolidated Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Current derivative assets		$ 2,270	$ 46
Long-term derivative assets		6,030	0
Net Amounts of Assets (Liabilities) on Balance Sheet, Derivative Assets	17,101	8,300	46
Derivative liabilities		3,235	2,306
Long-term derivative liabilities		1,109
Net Amounts of Assets (Liabilities) on Balance Sheet, Derivative liabilities	0	4,344	2,306
Net current value of derivative liabilities	0	(965)	(2,260)
Net long-term value of derivative assets	$ 8,555	$ 4,921	$ 0